INCOME TAXES - Tax Losses (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 126,700
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	565
Unrecognized	4,626
Total	5,191
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	3
Unrecognized	238
Total	241
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	18
Unrecognized	63
Total	81
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	4
Unrecognized	61
Total	65
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1
Unrecognized	9
Total	10
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	5
Unrecognized	6
Total	11
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | 2028 - 2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	534
Unrecognized	4,249
Total	$ 4,783